UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.87%
Aerospace & Defense - 7.24%
Alliant Techsystems, Inc.	4,770	313,866
General Dynamics Corp.	4,680	318,101
Lockheed Martin Corp.	3,560	313,280
Rockwell Collins, Inc.	5,140	308,965
		1,254,212
Air Freight & Logistics - 3.42%
CH Robinson Worldwide, Inc.	4,720	269,134
United Parcel Service, Inc.	3,900	322,335
		591,469
Biotechnology - 1.88%
Gilead Sciences, Inc. (a)	7,600	324,596

Capital Markets - 5.47%
Eaton Vance Corp.	8,420	321,559
Federated Investors, Inc.	13,240	307,433
Waddell & Reed Financial, Inc.	7,690	315,444
		944,436
Commercial Banks - 1.77%
Westamerica Bancorporation	6,910	305,768

Commercial Services & Supplies - 3.56%
Deluxe Corp.	8,230	326,566
Pitney Bowes, Inc.	22,100	289,510
		616,076
Computers & Peripherals - 5.29%
Dell, Inc.	22,580	314,991
Lexmark International, Inc.	13,150	289,563
Western Digital Corp.	6,570	309,841
		914,395
Consumer Finance - 0.17%
World Acceptance Corp. (a)	380	29,906

Containers & Packaging - 3.42%
Ball Corp.	6,580	292,218
Silgan Holdings, Inc.	6,960	298,793
		591,011
Distributors - 0.52%
Genuine Parts Co.	1,260	89,498

Diversified Consumer Services - 2.96%
ITT Educational Services, Inc. (a)	18,250	251,485
Strayer Education, Inc.	5,300	260,177
		511,662
Electrical Equipment - 0.72%
Emerson Electric Company	2,200	124,740

Food & Staples Retailing - 5.91%
Kroger Co.	11,050	322,770
Sysco Corp.	9,410	302,626
Walgreen Co.	2,140	87,612
Wal-mart Stores, Inc.	4,380	310,016
		1,023,024
Food Products - 2.78%
Campbell Soup Co.	4,860	200,037
Hershey Co.	1,080	90,007
HJ Heinz Co.	1,420	102,851
Kellogg Co.	1,460	88,330
		481,225

Health Care Equipment & Supplies - 10.60%
Baxter International, Inc.	4,470	302,172
CR Bard, Inc.	3,120	308,412
Medtronic, Inc.	6,580	295,837
St Jude Medical, Inc.	7,440	305,040
Stryker Corp.	4,860	310,457
Zimmer Holdings, Inc.	4,180	313,332
		1,835,250
Health Care Providers & Services - 8.64%
Cigna Corp.	5,260	307,499
Laboratory Corporation of America Holdings (a)	3,300	292,380
Patterson Companies, Inc.	8,320	302,349
Quest Diagnostics, Inc.	5,310	298,263
UnitedHealth Group, Inc.	5,490	293,441
		1,493,932
Hotels, Restaurants & Leisure - 1.79%
Brinker International, Inc.	6,760	225,649
Darden Restaurants, Inc.	1,800	83,286
		308,935
Household Durables - 1.86%
Tempur-Pedic International, Inc. (a)	7,840	321,989

Household Products - 2.31%
Colgate-Palmolive Co.	2,680	306,673
Kimberly-Clark Corp.	980	92,394
		399,067
Industrial Conglomerates - 1.82%
3M Co.	3,020	314,080

Insurance - 1.90%
Progressive Corp.	13,520	329,347

Internet Software & Services - 1.96%
J2 Global, Inc.	9,510	339,317

IT Services - 4.51%
Accenture PLC (b)	4,180	310,825
Global Payments, Inc.	6,470	311,919
International Business Machines Corp.	780	156,647
		779,391
Media - 0.52%
Omnicom Group, Inc.	1,560	89,747

Multiline Retail - 1.02%
Family Dollar Stores, Inc.	1,500	86,325
Target Corp.	1,420	89,403
		175,728
Oil, Gas & Consumable Fuels - 1.76%
Exxon Mobil Corp.	3,400	304,470

Personal Products - 2.32%
Avon Products, Inc.	5,020	98,141
Nu Skin Enterprises, Inc.	7,340	302,408
		400,549
Pharmaceuticals - 0.14%
Eli Lilly & Co.	430	23,504

Road & Rail - 1.78%
Landstar System, Inc.	5,460	307,343

Software - 1.77%
Microsoft Corp.	11,000	305,800

Specialty Retail - 7.58%
Advance Auto Parts, Inc.	4,130	315,284
Bed Bath & Beyond, Inc. (a)	1,460	82,855
Best Buy, Inc.	18,920	310,477
Ross Stores, Inc.	5,160	299,074
TJX Companies, Inc.	6,760	303,997
		1,311,687
Tobacco - 0.48%
Altria Group, Inc.	2,480	83,204

TOTAL COMMON STOCKS (Cost $15,993,924)		16,925,358

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.86%
Money Market Fund - 0.86%
Fidelity Institutional Government Portfolio - Class I, 0.010% (c)	148,333	148,333
TOTAL SHORT-TERM INVESTMENTS (Cost $148,333)		148,333

Total Investments (Cost $16,142,257) - 98.73%		17,073,691
Other Assets in Excess of Liabilities - 1.27%		218,909
TOTAL NET ASSETS - 100.00%		$17,292,600

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$16,142,257
Gross unrealized appreciation	1,782,297
Gross unrealized depreciation	(850,863)
Net unrealized appreciation	$931,434

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$16,925,358	$-	$-	$16,925,358
Short-Term Investments	148,333	-	-	148,333
Total Investments in Securities	$17,073,691	$-	$-	$17,073,691

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2013.
There were no transfers into and out of Level 1 and 2 during the period ended February 28, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date          April 18, 2013

* Print the name and title of each signing officer under his or her signature.